Other Receivables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Advances to staff | ¥		¥ 373	¥ 474
Prepayments to service providers | ¥		3,142	3,304
Rental deposits | ¥		2,502	1,680
Other | ¥		482	271
Other receivables | ¥		¥ 6,499	¥ 5,729
US$ [Member]
Advances to staff | $	$ 54
Prepayments to service providers | $	458
Rental deposits | $	364
Other | $	71
Other receivables | $	$ 947